CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares
Accounts and notes payable	¥ 266,426	¥ 269,346	[1]
Contract liabilities	49,586	75,226	[1]
Salary and welfare benefits payable	39,256	127,749	[1]
Taxes payable	77,164	109,676	[1]
Dividend payable	881
Lease liabilities - current portion	29,435	45,955	[1]
Deferred tax liabilities	23,591	8,653	[1]
Lease liabilities - non-current portion	¥ 24,419	¥ 39,968	[1]
Ordinary shares, shares authorized | shares	15,000,000,000	15,000,000,000
Ordinary shares, shares issued | shares	1,570,790,570	1,570,790,570
Treasury stock, ordinary shares | shares	299,188,826	257,720,484
Related Party
Amounts due to related parties	¥ 101,927	¥ 423	[1]
VIE
Accounts and notes payable	224,383	268,761
Contract liabilities	11,319	3,829
Salary and welfare benefits payable	19,519	53,438
Taxes payable	36,932	93,700
Accrued expenses and other current liabilities	95,125	132,762
Dividend payable	0	0
Lease liabilities - current portion	25,422	36,905
Deferred tax liabilities	7,695	8,653
Lease liabilities - non-current portion	18,092	30,593
VIE | Related Party
Amounts due to related parties	¥ 0	¥ 423

[1]	The Company acquired various companies on December 13, 2023, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated balance sheets in prior year. Refer